Property, plant and equipment (Details) - Schedule of right-of-use assets held under leases - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of right-of-use assets held under leases [Abstract]
Leasehold property	£ 43,493	£ 5,029
Motor vehicles	7,171	1,670
Furniture, fittings and equipment	56	70
Property, plant and equipment total	£ 50,720	£ 6,769